SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2016 and 2015, revenues from the following charterers accounted for over 10% of our consolidated revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2016		2015		2016		2015
Petrobras	24,896	22%	25,005	24%	49,670	23%	49,506	24%
PTNR	17,059	15%	17,417	16%	33,841	16%	33,810	16%
Golar LNG Limited	7,280	7%	14,705	14%	14,560	7%	24,995	12%
KNPC	14,097	13%	14,097	12%	19,151	9%	18,899	9%
DUSUP	11,549	10%	5,428	5%	23,240	11%	17,563	9%
Jordan	14,188	13%	—	—%	28,377	13%	—	—%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2016	2015	2016	2015
Brazil	24,896	25,005	49,670	49,506
United Arab Emirates	11,549	5,428	23,240	17,563
Indonesia	17,059	17,417	33,841	33,810
Kuwait	14,097	14,097	19,151	18,899
Jordan	14,188	12,358	28,377	—

Fixed assets, net	June 30,	December 31,
(in thousands of $)	2016	2015
Brazil	358,705	369,922
Kuwait	271,024	275,684
Indonesia	198,202	205,188
United Arab Emirates	128,013	133,883
Jordan	282,755	286,974